Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Lifestyle Aggressive Portfolio) | Class A
Bar Chart Table:
Annual Return 2006	14.96%
Annual Return 2007	8.00%
Annual Return 2008	(42.40%)
Annual Return 2009	36.04%
Annual Return 2010	15.50%
Annual Return 2011	(7.09%)
Annual Return 2012	15.83%
(Lifestyle Growth Portfolio) | Class A
Bar Chart Table:
Annual Return 2006	13.02%
Annual Return 2007	6.96%
Annual Return 2008	(36.89%)
Annual Return 2009	34.54%
Annual Return 2010	14.77%
Annual Return 2011	(5.30%)
Annual Return 2012	15.01%
(Lifestyle Balanced Portfolio) | Class A
Bar Chart Table:
Annual Return 2006	12.16%
Annual Return 2007	5.90%
Annual Return 2008	(31.63%)
Annual Return 2009	32.87%
Annual Return 2010	13.13%
Annual Return 2011	(2.62%)
Annual Return 2012	13.59%
(Lifestyle Moderate Portfolio) | Class A
Bar Chart Table:
Annual Return 2006	9.80%
Annual Return 2007	4.78%
Annual Return 2008	(23.88%)
Annual Return 2009	27.88%
Annual Return 2010	11.85%
Annual Return 2011	0.73%
Annual Return 2012	11.94%
(Lifestyle Conservative Portfolio) | Class A
Bar Chart Table:
Annual Return 2006	7.81%
Annual Return 2007	4.89%
Annual Return 2008	(15.41%)
Annual Return 2009	22.53%
Annual Return 2010	9.96%
Annual Return 2011	2.75%
Annual Return 2012	10.03%
(Lifestyle Aggressive Portfolio) | Class R3
Bar Chart Table:
Annual Return 2006	14.92%
Annual Return 2007	7.85%
Annual Return 2008	(42.54%)
Annual Return 2009	35.59%
Annual Return 2010	15.21%
Annual Return 2011	(7.41%)
Annual Return 2012	15.53%
(Lifestyle Growth Portfolio) | Class R3
Bar Chart Table:
Annual Return 2006	12.87%
Annual Return 2007	6.69%
Annual Return 2008	(37.06%)
Annual Return 2009	34.26%
Annual Return 2010	14.46%
Annual Return 2011	(5.50%)
Annual Return 2012	14.77%
(Lifestyle Balanced Portfolio) | Class R3
Bar Chart Table:
Annual Return 2006	12.10%
Annual Return 2007	5.65%
Annual Return 2008	(31.89%)
Annual Return 2009	32.62%
Annual Return 2010	12.89%
Annual Return 2011	(2.82%)
Annual Return 2012	13.38%
(Lifestyle Moderate Portfolio) | Class R3
Bar Chart Table:
Annual Return 2006	9.74%
Annual Return 2007	4.61%
Annual Return 2008	(24.22%)
Annual Return 2009	27.43%
Annual Return 2010	11.56%
Annual Return 2011	0.38%
Annual Return 2012	11.64%
(Lifestyle Conservative Portfolio) | Class R3
Bar Chart Table:
Annual Return 2006	7.70%
Annual Return 2007	4.81%
Annual Return 2008	(15.62%)
Annual Return 2009	21.94%
Annual Return 2010	9.68%
Annual Return 2011	2.30%
Annual Return 2012	9.71%
(Lifestyle Aggressive Portfolio) | Class R6
Bar Chart Table:
Annual Return 2006	13.11%
Annual Return 2007	6.28%
Annual Return 2008	(43.30%)
Annual Return 2009	33.87%
Annual Return 2010	13.58%
Annual Return 2011	(7.95%)
Annual Return 2012	16.43%
(Lifestyle Growth Portfolio) | Class R6
Bar Chart Table:
Annual Return 2006	12.13%
Annual Return 2007	6.10%
Annual Return 2008	(37.43%)
Annual Return 2009	33.60%
Annual Return 2010	13.86%
Annual Return 2011	(5.63%)
Annual Return 2012	15.60%
(Lifestyle Balanced Portfolio) | Class R6
Bar Chart Table:
Annual Return 2006	11.32%
Annual Return 2007	4.98%
Annual Return 2008	(32.23%)
Annual Return 2009	31.96%
Annual Return 2010	12.17%
Annual Return 2011	(2.90%)
Annual Return 2012	14.09%
(Lifestyle Moderate Portfolio) | Class R6
Bar Chart Table:
Annual Return 2006	7.96%
Annual Return 2007	3.00%
Annual Return 2008	(25.28%)
Annual Return 2009	25.76%
Annual Return 2010	10.03%
Annual Return 2011	(0.32%)
Annual Return 2012	12.50%
(Lifestyle Conservative Portfolio) | Class R6
Bar Chart Table:
Annual Return 2006	5.60%
Annual Return 2007	2.77%
Annual Return 2008	(17.14%)
Annual Return 2009	19.94%
Annual Return 2010	7.79%
Annual Return 2011	1.46%
Annual Return 2012	10.56%
(Lifestyle Aggressive Portfolio) | Class 1
Bar Chart Table:
Annual Return 2006	15.50%
Annual Return 2007	8.54%
Annual Return 2008	(42.08%)
Annual Return 2009	36.70%
Annual Return 2010	16.01%
Annual Return 2011	(6.66%)
Annual Return 2012	16.43%
(Lifestyle Growth Portfolio) | Class 1
Bar Chart Table:
Annual Return 2006	13.54%
Annual Return 2007	7.44%
Annual Return 2008	(36.33%)
Annual Return 2009	35.27%
Annual Return 2010	15.30%
Annual Return 2011	(4.84%)
Annual Return 2012	15.50%
(Lifestyle Balanced Portfolio) | Class 1
Bar Chart Table:
Annual Return 2006	12.71%
Annual Return 2007	6.30%
Annual Return 2008	(31.37%)
Annual Return 2009	33.59%
Annual Return 2010	13.57%
Annual Return 2011	(2.10%)
Annual Return 2012	14.09%
(Lifestyle Moderate Portfolio) | Class 1
Bar Chart Table:
Annual Return 2006	10.32%
Annual Return 2007	5.25%
Annual Return 2008	(23.63%)
Annual Return 2009	28.49%
Annual Return 2010	12.43%
Annual Return 2011	1.12%
Annual Return 2012	12.49%
(Lifestyle Conservative Portfolio) | Class 1
Bar Chart Table:
Annual Return 2006	8.28%
Annual Return 2007	5.38%
Annual Return 2008	(15.02%)
Annual Return 2009	22.96%
Annual Return 2010	10.51%
Annual Return 2011	3.16%
Annual Return 2012	10.56%
(Lifestyle Growth Portfolio) | Class 5
Bar Chart Table:
Annual Return 2007	7.42%
Annual Return 2008	(36.57%)
Annual Return 2009	35.37%
Annual Return 2010	15.28%
Annual Return 2011	(4.27%)
Annual Return 2012	15.57%
(Lifestyle Balanced Portfolio) | Class 5
Bar Chart Table:
Annual Return 2007	6.35%
Annual Return 2008	(31.38%)
Annual Return 2009	33.66%
Annual Return 2010	13.71%
Annual Return 2011	(2.13%)
Annual Return 2012	14.14%
(Lifestyle Moderate Portfolio) | Class 5
Bar Chart Table:
Annual Return 2007	5.39%
Annual Return 2008	(23.59%)
Annual Return 2009	28.45%
Annual Return 2010	12.50%
Annual Return 2011	1.17%
Annual Return 2012	12.56%